Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Summary of Investments Included in Other Assets
A summary of these equity method investments, which are included in other long-term assets in the consolidated balance sheets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2016	2015	2016	2015	2014
PreAnalytiX GmbH	50.00%	$3,519	$10,627	$3,067	$1,878	$3,577
Biotype Innovation GmbH	24.90%	3,339	3,775	(335)	(595)	—
Pyrobett	19.00%	2,444	2,111	333	(600)	(539)
Hombrechtikon Systems Engineering AG	19.00%	1,524	—	—	—	—
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	30.00%	—	203	(244)	(107)	(409)
QIAGEN Finance	100.00%	—	—	—	85	147
QBM Cell Science	19.50%	—	—	—	—	(2)
Dx Assays Pte Ltd	33.30%	—	—	—	—	710
		$10,826	$16,716	$2,821	$661	$3,484